Restatement (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 209,885	$ 22,437		$ 35,414
Prepaid Expenses	9,508	11,430		9,166
Total current assets	219,393	33,867		44,580
Property and equipment, net	4,572	5,100		3,647
Total assets	223,965	38,967		48,227
Current liabilities:
Accounts Payable	178,443	220,740		188,265
Accounts payable, related parties	52,725	52,489		54,668
Accrued interest		18,026		7,792
Accrued interest, related parties	4,170	3,570		1,170
Convertible notes payable, net of discounts of $245,345		153,024		41,815
Notes payable, related parties	30,000	30,000		30,000
Derivative liabilities	5,092,870	221,822		150,076
Total current liabilities	5,358,208	699,671		473,786
Total liabilities	5,358,208	699,671		473,786
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding	2,000	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively	4,919	3,046		823
Additional paid in capital	12,753,194	11,899,504		10,370,651
Accumulated deficit	(17,894,356)	(12,565,254)		(10,797,033)
Total stockholders' equity (deficit)	(5,134,243)	(660,704)		(425,559)	$ (67,759)
Total liabilities and stockholders' equity (deficit)	$ 223,965	$ 38,967		48,227
As Originally Reported [Member]
Current assets:
Cash			$ 38,669	35,414
Prepaid Expenses			15,776	9,166
Total current assets			54,445	44,580
Property and equipment, net			6,685	3,647
Total assets			61,130	48,227
Current liabilities:
Accounts Payable			83,422	188,265
Accounts payable, related parties			50,545	54,668
Accrued interest			15,554	7,792
Accrued interest, related parties			1,770	1,170
Convertible notes payable, net of discounts of $245,345			178,368	42,655
Notes payable, related parties			30,000	30,000
Derivative liabilities
Total current liabilities			359,659	324,550
Total liabilities			359,659	324,550
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding			2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively			952	823
Additional paid in capital			10,891,465	10,500,651
Accumulated deficit			(11,192,946)	(10,777,797)
Total stockholders' equity (deficit)			(298,529)	(276,323)
Total liabilities and stockholders' equity (deficit)			61,130	48,227
Adjustment [Member]
Current assets:
Cash
Prepaid Expenses
Total current assets
Property and equipment, net
Total assets
Current liabilities:
Accounts Payable
Accounts payable, related parties
Accrued interest
Accrued interest, related parties
Convertible notes payable, net of discounts of $245,345			(77,235)	(840)
Notes payable, related parties
Derivative liabilities			355,574	150,076
Total current liabilities			278,339	149,236
Total liabilities			278,339	149,236
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively
Additional paid in capital			(404,220)	(130,000)
Accumulated deficit			125,881	(19,236)
Total stockholders' equity (deficit)			(278,339)	(149,236)
Total liabilities and stockholders' equity (deficit)
As Restated [Member]
Current assets:
Cash			38,669	35,414
Prepaid Expenses			15,776	9,166
Total current assets			54,445	44,580
Property and equipment, net			6,685	3,647
Total assets			61,130	48,227
Current liabilities:
Accounts Payable			83,422	188,265
Accounts payable, related parties			50,545	54,668
Accrued interest			15,554	7,792
Accrued interest, related parties			1,770	1,170
Convertible notes payable, net of discounts of $245,345			101,133	41,815
Notes payable, related parties			30,000	30,000
Derivative liabilities			355,574	150,076
Total current liabilities			637,998	473,786
Total liabilities			637,998	473,786
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding			2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively			952	823
Additional paid in capital			10,487,245	10,370,651
Accumulated deficit			(11,067,065)	(10,797,033)
Total stockholders' equity (deficit)			(576,868)	(425,559)
Total liabilities and stockholders' equity (deficit)			$ 61,130	$ 48,227